Cash and cash equivalents (Details) - ZAR (R) R in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash at the bank and on hand	R 30,292	R 20,240	R 5,619
Total cash and cash equivalents	R 30,292	R 20,240	R 5,619	R 2,549